UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22095

Morgan Stanley Global Long/Short Fund P

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1.	Schedule of Investments.

The Registrant invests substantially all of its assets in Morgan Stanley Global Long/Short Fund A (CIK 0001406731, Investment Company Act file number 811-22094, the “Master Fund”). As of September 30, 2009, the Registrant invested $134,717,271 in the Master Fund, representing 100.24% of the Registrant’s net assets (offset by approximately -0.24% of net liabilities and other assets), and representing 97.67% of the Master Fund’s net assets. The Master Fund has included a schedule of investments as of September 30, 2009, in its filing on Form N-Q made with the Securities and Exchange Commission on November 25, 2009.

Notes to Schedule of Investments

Portfolio Valuation

Morgan Stanley Global Long/Short Fund P (the “Fund”) is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in the Master Fund. The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Master Fund or other financial instruments and not the underlying holdings of the Master Fund or other financial instruments. Thus, the inputs used by the Fund to value its investments in the Master Fund or other financial instruments may differ from the inputs used to value the underlying holdings of the Master Fund or other financial instruments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment in Master Fund
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	134,717,271

Total	$134,717,271

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Master Fund
Balance as of December 31, 2008	$100,642,822
Net realized gain (loss)	(1,295,141)
Net change in unrealized appreciation/depreciation	14,075,528
Net purchases (sales)	21,294,062
Net transfers in or out of Level 3	—

Balance as of September 30, 2009	$134,717,271

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	$14,075,528

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Long/Short Fund P

By:	/S/ RANDY TAKIAN
Name:	Randy Takian
Title:	Principal Executive Officer

Date:	November 25, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ RANDY TAKIAN
Name:	Randy Takian
Title:	Principal Executive Officer

Date:	November 25, 2009

By:	/S/ JAMES GARRETT
Name:	James Garrett
Title:	Principal Financial Officer

Date:	November 25, 2009